Loan commitments and financial guarantees contracts (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Loan commitments and financial guarantee contracts	$ 493,372	$ 501,887
Documentary letters of credit [Member]
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Loan commitments and financial guarantee contracts	169,320	218,988
Stand-by letters of credit and guarantees [Member]
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Loan commitments and financial guarantee contracts	255,481	179,756
Credit commitments [Member]
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Loan commitments and financial guarantee contracts	$ 68,571	$ 103,143